DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
August 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 97.4%
Austria — 1.0%
ANDRITZ AG
445 29,317
AT&S Austria Technologie &
Systemtechnik AG * (a)
133 2,643
BAWAG Group AG, 144A *
457 34,932
CA Immobilien Anlagen AG
239 8,401
DO & CO AG *
50 8,357
Erste Group Bank AG
2,131 116,626
EVN AG
201 7,010
IMMOFINANZ AG *
201 7,010
Kontron AG
223 4,181
Lenzing AG *
109 3,717
Oesterreichische Post AG
218 7,097
OMV AG
966 42,051
Palfinger AG
82 1,976
Porr AG
48 722
Raiffeisen Bank International AG
912 18,055
Schoeller-Bleckmann Oilfield
Equipment AG
82 2,964
UNIQA Insurance Group AG
615 5,262
Verbund AG
450 38,377
Vienna Insurance Group AG
Wiener Versicherung Gruppe
201 6,921
voestalpine AG
724 17,671
Wienerberger AG
775 25,581
(Cost $340,220)
388,871
Belgium — 2.8%
Ackermans & van Haaren NV
136 27,030
Aedifica SA REIT
279 18,813
Ageas SA/NV
991 50,960
Anheuser-Busch InBev SA/NV
5,575 340,792
Barco NV
361 4,908
Bekaert SA
216 8,930
bpost SA
495 1,401
Cofinimmo SA REIT
263 17,952
Colruyt Group NV
281 14,475
Deme Group NV
48 8,574
D'ieteren Group
144 34,860
Elia Group SA/NV
169 18,513
Fagron
393 8,324
Galapagos NV *
304 8,865
Groupe Bruxelles Lambert NV
511 39,399
KBC Ancora
201 10,065
KBC Group NV
1,419 110,333
Kinepolis Group NV
82 3,689
Lotus Bakeries NV
3 37,738
Melexis NV
122 11,005
Montea NV REIT
100 8,722
Ontex Group NV *
393 3,927
Proximus SADP
986 7,422
Recticel SA
240 3,316
Number
of Shares Value $
Retail Estates NV REIT
72 5,157
Sofina SA
102 24,805
Solvay SA
443 15,523
Syensqo SA
476 39,147
Tessenderlo Group SA
127 3,482
UCB SA
792 143,316
Umicore SA
1,467 18,487
VGP NV
70 7,188
Warehouses De Pauw CVA REIT
1,176 31,381
X-Fab Silicon Foundries SE,
144A *
257 1,550
Xior Student Housing NV REIT
184 6,661
(Cost $1,092,898)
1,096,710
Finland — 3.4%
Cargotec OYJ, Class B
235 12,392
Citycon OYJ *
716 3,221
Elisa OYJ
933 46,637
Finnair OYJ *
403 1,084
Fortum OYJ
2,750 43,956
Harvia OYJ
100 4,759
Huhtamaki OYJ
655 26,833
Kalmar OYJ, Class B *
235 6,714
Kemira OYJ
580 14,220
Kempower OYJ *
225 3,101
Kesko OYJ, Class B
1,774 36,013
Kojamo OYJ *
781 8,176
Kone OYJ, Class B
2,064 111,339
Konecranes OYJ
428 30,043
Mandatum OYJ
3,043 14,400
Marimekko OYJ
155 2,145
Metsa Board OYJ, Class B
1,033 7,154
Metso Corp.
4,026 40,854
Neste OYJ
2,624 61,347
Nokia OYJ
32,559 143,171
Nokian Renkaat OYJ
710 6,729
Nordea Bank Abp
19,526 230,518
Orion OYJ, Class B
716 37,967
Outokumpu OYJ
2,607 9,697
Puuilo OYJ
568 6,455
QT Group OYJ *
113 11,929
Revenio Group OYJ
133 4,969
Sampo OYJ, Class A
2,870 128,201
Stora Enso OYJ, Class R
3,729 48,207
TietoEVRY OYJ
631 13,253
Tokmanni Group Corp.
291 3,519
UPM-Kymmene OYJ
3,383 114,356
Valmet OYJ
936 26,798
Wartsila OYJ Abp
3,181 70,396
YIT OYJ
693 1,999
(Cost $1,382,938)
1,332,552

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
France — 31.6%
Abivax SA *
174 2,200
Accor SA
1,262 53,108
Aeroports de Paris SA
224 29,342
Air France-KLM * (a)
660 5,998
Air Liquide SA
3,581 667,868
Airbus SE
3,671 563,321
Alstom SA *
2,167 44,255
Altarea SCA REIT
36 3,964
Alten SA
205 23,023
Amundi SA, 144A
359 26,985
Antin Infrastructure Partners SA
204 2,823
Arkema SA
348 32,371
Aubay
20 811
AXA SA
11,339 431,174
Beneteau SACA
336 3,339
BioMerieux
255 29,513
BNP Paribas SA
6,370 440,651
Bollore SE
4,411 29,036
Bouygues SA
1,226 43,923
Bureau Veritas SA
2,069 68,246
Capgemini SE
957 198,350
Carmila SA REIT
256 4,743
Carrefour SA
3,357 54,104
Casino Guichard Perrachon SA *
701 2,735
Cie de Saint-Gobain SA
2,786 243,538
Cie des Alpes
208 3,214
Cie Generale des Etablissements
Michelin SCA
4,284 168,159
Coface SA
680 10,929
Covivio SA REIT
365 20,335
Credit Agricole SA
6,440 100,766
Danone SA
3,962 275,039
Dassault Aviation SA
114 24,548
Dassault Systemes SE
4,241 165,393
Derichebourg SA
594 3,299
Edenred SE
1,570 66,313
Eiffage SA
481 50,405
Elior Group SA, 144A *
529 1,919
Elis SA
1,161 28,696
Emeis SA *
502 4,984
Engie SA
11,148 196,305
Equasens
36 1,898
Eramet SA
51 4,008
Esker SA
32 8,306
EssilorLuxottica SA
1,842 436,143
Esso SA Francaise
16 2,363
Etablissements Maurel et Prom
SA
265 1,542
Eurazeo SE
302 23,802
Eutelsat Communications SACA
*
352 1,674
Number
of Shares Value $
Exclusive Networks SA *
125 3,240
Fnac Darty SA
82 2,701
Forvia SE
1,169 11,943
Gaztransport Et Technigaz SA
235 34,627
Gecina SA REIT
303 33,326
Getlink SE
1,855 33,454
Hermes International SCA
197 472,330
ICADE REIT
218 4,887
ID Logistics Group SACA *
16 7,393
Imerys SA
184 6,163
Interparfums SA
138 6,910
Ipsen SA
254 30,801
IPSOS SA
236 14,505
JCDecaux SE *
353 7,285
Kaufman & Broad SA
67 2,377
Kering SA
457 130,839
Klepierre SA REIT
1,355 40,531
La Francaise des Jeux SAEM,
144A
573 23,360
Legrand SA
1,615 180,664
LISI SA
85 2,678
L'Oreal SA
1,493 654,534
LVMH Moet Hennessy Louis
Vuitton SE
1,707 1,272,349
Manitou BF SA
48 1,005
Mercialys SA REIT
733 9,399
Mersen SA
114 3,900
Metropole Television SA
133 1,805
Neoen SA, 144A
478 20,459
Nexans SA
187 24,123
Nexity SA *
218 2,330
Opmobility
305 2,935
Orange SA
11,682 133,007
OVH Groupe SAS *
310 2,114
Pernod Ricard SA
1,253 178,397
Peugeot Invest SA
20 1,791
Pierre Et Vacances SA *
421 649
Planisware SA *
108 3,373
Pluxee NV *
529 12,540
Publicis Groupe SA
1,395 153,309
Quadient SA
184 3,535
Remy Cointreau SA
136 11,095
Renault SA
1,148 54,504
Rexel SA
1,459 36,836
Rubis SCA
477 15,354
Safran SA
2,117 463,229
Sanofi SA
7,058 789,554
Sartorius Stedim Biotech
170 34,577
Schneider Electric SE
3,386 859,741
SCOR SE
978 20,400
SEB SA
148 15,477
Seche Environnement SACA
12 1,297

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Societe BIC SA
133 8,998
Societe Generale SA
4,592 110,809
Sodexo SA
565 50,276
SOITEC *
153 19,010
Sopra Steria Group
103 19,868
SPIE SA
883 35,627
Technip Energies NV
979 23,245
Teleperformance SE
334 36,499
Television Francaise 1 SA
206 1,837
Thales SA
578 97,116
TotalEnergies SE
13,361 918,500
Trigano SA
47 5,523
Ubisoft Entertainment SA *
506 9,615
Unibail-Rodamco-Westfield
REIT *
756 60,554
Valeo SE
1,548 16,547
Vallourec SACA *
1,075 17,213
Valneva SE *
594 2,160
Veolia Environnement SA
4,199 138,969
Verallia SA, 144A
430 12,777
Vicat SACA
104 3,616
Vinci SA
3,097 370,243
Virbac SACA
24 9,219
Vivendi SE
4,678 52,460
Voltalia SA *
167 1,523
VusionGroup (a)
52 8,128
Wavestone
36 2,288
Wendel SE
171 17,343
Worldline SA, 144A *
1,450 13,278
(Cost $11,485,870)
12,502,334
Germany — 24.2%
1&1 AG
221 3,523
About You Holding SE *
201 688
Adesso SE
16 1,169
adidas AG
995 255,171
Adtran Networks SE
170 3,616
AIXTRON SE
819 15,707
Allianz SE
2,425 752,979
Amadeus Fire AG
47 4,842
Atoss Software SE
44 6,751
Aurubis AG (a)
189 14,269
Auto1 Group SE, 144A *
508 5,197
BASF SE
5,483 277,893
Bayer AG
6,049 186,321
Bayerische Motoren Werke AG
1,960 181,603
BayWa AG *
68 885
Bechtle AG
493 21,221
Beiersdorf AG
601 86,863
Bilfinger SE
154 8,103
Borussia Dortmund GmbH & Co.
KGaA *
409 1,716
Number
of Shares Value $
Brenntag SE
809 60,113
CANCOM SE
204 6,116
Carl Zeiss Meditec AG
238 17,456
CECONOMY AG *
918 2,693
Cewe Stiftung & Co. KGaA
20 2,251
Commerzbank AG
6,244 92,350
CompuGroup Medical SE & Co.
KGaA
141 2,430
Continental AG
697 47,060
Covestro AG, 144A *
1,213 74,283
CTS Eventim AG & Co. KGaA
378 35,475
CureVac NV *
695 2,196
Daimler Truck Holding AG
3,048 116,779
Datagroup SE
20 927
Delivery Hero SE, 144A *
1,178 37,099
Dermapharm Holding SE
99 3,797
Deutsche Bank AG (b)
11,864 193,412
Deutsche Boerse AG
1,167 261,741
Deutsche Lufthansa AG (a)
3,596 23,405
Deutsche Pfandbriefbank AG,
144A *
727 4,030
Deutsche Post AG
6,290 272,556
Deutsche Telekom AG
21,623 614,522
Deutz AG
952 4,992
Douglas AG *
200 4,585
Duerr AG
299 6,528
E.ON SE
13,926 197,195
Eckert & Ziegler SE
82 3,928
Elmos Semiconductor SE
49 4,425
Encavis AG *
746 14,266
Energiekontor AG
34 2,172
Evonik Industries AG
1,607 35,616
Evotec SE *
863 6,368
Fielmann Group AG
130 6,344
flatexDEGIRO AG
329 4,753
Formycon AG *
55 3,216
Fraport AG Frankfurt Airport
Services Worldwide *
218 11,017
Freenet AG
798 23,252
Fresenius Medical Care AG
1,347 51,906
Fresenius SE & Co. KGaA *
2,656 97,972
GEA Group AG
985 46,166
Gerresheimer AG
238 27,229
GFT Technologies SE
99 2,353
GRENKE AG
151 4,231
Hamborner REIT AG REIT
440 3,186
Hamburger Hafen und Logistik
AG
147 2,720
Hannover Rueck SE
368 104,260
Heidelberg Materials AG
856 90,516
HelloFresh SE *
951 7,798
Henkel AG & Co. KGaA
650 53,996

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Hensoldt AG
388 14,531
Hornbach Holding AG & Co.
KGaA
50 4,422
HUGO BOSS AG (a)
327 13,667
Hypoport SE *
25 7,373
Infineon Technologies AG
8,033 293,030
Ionos SE *
169 4,848
Jenoptik AG
356 11,058
JOST Werke SE, 144A
67 2,981
K+S AG
1,120 13,259
KION Group AG
439 17,009
Kloeckner & Co. SE
359 2,056
Knaus Tabbert AG
17 592
Knorr-Bremse AG
430 35,340
Krones AG
82 11,240
LANXESS AG
508 14,336
LEG Immobilien SE
492 47,348
MBB SE
3 342
Mercedes-Benz Group AG
4,625 318,712
Merck KGaA
798 155,119
METRO AG
728 3,839
MTU Aero Engines AG
337 100,580
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
824 445,679
Mutares SE & Co. KGaA
89 3,015
Nagarro SE *
48 4,086
Nemetschek SE
372 38,756
Nordex SE * (a)
763 12,154
Norma Group SE
135 2,203
Northern Data AG * (a)
83 2,500
PATRIZIA SE
223 2,014
Pfeiffer Vacuum Technology AG
20 3,360
PNE AG
187 2,671
ProSiebenSat.1 Media SE
951 6,039
Puma SE
703 30,377
Rational AG
34 34,257
RENK Group AG *
188 5,611
Rheinmetall AG
266 159,368
RWE AG
3,855 139,047
SAF-Holland SE
293 5,616
Salzgitter AG
172 3,008
SAP SE
6,481 1,416,486
Schott Pharma AG & Co. KGaA
238 9,471
Scout24 SE, 144A
489 37,351
Secunet Security Networks AG
16 1,839
SGL Carbon SE * (a)
519 3,264
Siemens AG
4,705 883,739
Siemens Energy AG *
3,868 111,382
Siemens Healthineers AG, 144A
1,702 98,924
Siltronic AG
100 8,185
Sixt SE
82 5,788
Number
of Shares Value $
SMA Solar Technology AG
95 2,203
Stabilus SE
138 6,041
Steico SE *
36 1,082
STRATEC SE
36 1,741
Stroeer SE & Co. KGaA
220 14,397
Suedzucker AG
355 4,780
SUSS MircoTec SE
124 7,964
Symrise AG
834 109,753
TAG Immobilien AG *
1,195 19,590
Takkt AG
167 1,931
Talanx AG
422 36,315
TeamViewer SE, 144A *
987 13,616
thyssenkrupp AG
2,957 10,447
Thyssenkrupp Nucera AG & Co.
KGaA, 144A *
168 1,710
TUI AG *
3,083 20,305
United Internet AG
580 12,291
Verbio SE
133 2,542
Vonovia SE
4,631 159,614
Vossloh AG
53 2,812
Wacker Chemie AG
114 10,978
Wacker Neuson SE
150 2,411
Wuestenrot &
Wuerttembergische AG
99 1,344
Zalando SE, 144A *
1,439 37,285
(Cost $8,439,440)
9,549,222
Ireland — 1.2%
AerCap Holdings NV
1,182 115,150
AIB Group PLC
11,247 67,695
Bank of Ireland Group PLC
6,613 75,805
Cairn Homes PLC
2,612 5,607
Dalata Hotel Group PLC
1,119 5,443
Glanbia PLC
1,360 24,053
Glenveagh Properties PLC,
144A *
3,718 5,902
Irish Residential Properties REIT
PLC REIT
2,785 2,725
Kerry Group PLC, Class A
938 94,147
Kingspan Group PLC
995 86,560
Uniphar PLC
1,390 3,926
(Cost $395,119)
487,013
Italy — 8.3%
A2A SpA
9,649 21,993
ACEA SpA
269 4,978
AMCO - Asset Management Co
SpA, Class B * (c)
13 0
Amplifon SpA
831 26,758
Anima Holding SpA, 144A
1,393 7,761
Ariston Holding NV
277 1,277
Arnoldo Mondadori Editore SpA
475 1,378
Ascopiave SpA
252 755
Azimut Holding SpA
734 18,499

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Banca Generali SpA
339 15,117
Banca IFIS SpA
137 3,220
Banca Monte dei Paschi di Siena
SpA
5,832 33,897
Banca Popolare di Sondrio SpA
2,493 19,249
Banco BPM SpA
7,971 54,136
BFF Bank SpA, 144A
1,087 11,781
BPER Banca SPA
6,165 34,483
Brembo NV
833 9,748
Brunello Cucinelli SpA
224 21,975
Buzzi SpA
492 19,274
Carel Industries SpA, 144A
399 7,930
Cementir Holding NV
265 2,888
CIR SpA-Compagnie Industriali *
3,837 2,583
Credito Emiliano SpA
459 5,236
Danieli & C Officine Meccaniche
SpA
65 2,396
Danieli & C Officine Meccaniche
SpA-RSP
207 5,789
Davide Campari-Milano NV
3,987 36,774
De' Longhi SpA
475 15,164
DiaSorin SpA
141 16,210
Digital Value SpA
17 938
El.En. SpA
238 2,726
Enav SpA, 144A
1,494 6,573
Enel SpA
50,407 382,462
Eni SpA
14,146 229,457
ERG SpA
392 10,608
Ferrari NV
781 386,076
Ferretti SpA
884 2,800
Fila SpA
116 1,184
Fincantieri SpA *
248 1,390
FinecoBank Banca Fineco SpA
3,986 68,053
Generali
6,241 171,642
GVS SpA, 144A *
342 2,559
Hera SpA
4,890 18,811
Illimity Bank SpA
322 1,736
Industrie De Nora SpA
184 2,058
Infrastrutture Wireless Italiane
SpA, 144A
2,213 26,468
Intercos SpA
306 5,432
Interpump Group SpA
517 22,711
Intesa Sanpaolo SpA
90,759 377,674
Iren SpA
4,448 9,622
Italgas SpA
2,714 15,270
Iveco Group NV
1,069 11,254
Juventus Football Club SpA *
712 2,241
Leonardo SpA
2,579 65,455
Lottomatica Group SpA
766 9,958
LU-VE SpA
105 3,064
Maire SpA
795 6,899
MARR SpA
184 2,392
Number
of Shares Value $
Mediobanca Banca di Credito
Finanziario SpA
3,293 55,639
MFE-MediaForEurope NV, Class
A
1,628 5,320
MFE-MediaForEurope NV, Class
B
257 1,133
Moncler SpA
1,334 81,723
Nexi SpA, 144A *
3,405 23,765
OVS SpA, 144A
1,156 3,593
Pharmanutra SpA
19 1,136
Piaggio & C SpA
849 2,524
Pirelli & C SpA, 144A
2,001 12,152
Poste Italiane SpA, 144A
3,058 42,423
Prysmian SpA
1,702 119,280
RAI Way SpA, 144A
528 2,965
Recordati Industria Chimica e
Farmaceutica SpA
673 39,428
Reply SpA
143 22,557
Safilo Group SpA *
1,934 2,638
Saipem SpA *
8,470 19,006
Salcef Group SpA
85 2,424
Salvatore Ferragamo SpA
488 4,038
Sanlorenzo SpA
67 2,800
Sesa SpA
48 5,144
Snam SpA
12,693 62,900
SOL SpA
201 8,032
Tamburi Investment Partners
SpA
569 5,988
Technogym SpA, 144A
823 8,897
Technoprobe SpA *
1,145 9,455
Telecom Italia SpA *
60,222 15,923
Terna - Rete Elettrica Nazionale
8,462 73,540
Tinexta SpA
150 2,160
UniCredit SpA
9,102 376,093
Unipol Gruppo SpA
2,404 25,458
Webuild SpA
3,567 9,842
Wiit SpA
32 745
Zignago Vetro SpA
184 2,237
(Cost $2,460,156)
3,299,720
Luxembourg — 0.5%
APERAM SA
274 7,711
ArcelorMittal SA
2,946 68,940
Aroundtown SA * (a)
3,764 9,566
Befesa SA, 144A
198 5,945
d'Amico International Shipping
SA
284 1,987
Eurofins Scientific SE
872 49,776
Grand City Properties SA *
405 5,565
SES SA
2,288 12,317
Shurgard Self Storage Ltd. REIT
224 9,867
Tenaris SA
3,062 44,594
(Cost $267,839)
216,268

6 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Netherlands — 14.8%
Aalberts NV
596 23,204
ABN AMRO Bank NV, 144A
2,685 45,974
Adyen NV, 144A *
134 196,856
Aegon Ltd.
8,550 52,208
Akzo Nobel NV
1,032 65,823
Alfen NV, 144A *
135 2,229
AMG Critical Materials NV
167 2,762
Arcadis NV
439 32,173
Argenx SE *
368 190,417
ASM International NV
289 195,190
ASML Holding NV
2,477 2,223,319
ASR Nederland NV
1,032 50,479
Basic-Fit NV, 144A * (a)
291 7,250
BE Semiconductor Industries NV
497 64,717
Brunel International NV
133 1,407
Corbion NV
320 8,086
Eurocommercial Properties NV
REIT
234 6,053
Euronext NV, 144A
481 51,362
EXOR NV
597 66,388
Ferrovial SE
3,293 137,377
Flow Traders Ltd.
167 3,223
Fugro NV
763 19,028
Heineken Holding NV
801 60,253
Heineken NV
1,757 158,211
IMCD NV
363 59,306
ING Groep NV
20,358 368,926
JDE Peet's NV
764 17,499
Just Eat Takeaway.com NV,
144A *
1,120 16,373
Koninklijke Ahold Delhaize NV
5,741 197,110
Koninklijke BAM Group NV
1,742 7,267
Koninklijke Heijmans N.V.
161 4,574
Koninklijke KPN NV
23,952 97,778
Koninklijke Philips NV *
4,933 148,374
Koninklijke Vopak NV
483 22,200
NN Group NV
1,719 84,159
OCI NV
612 19,355
Pharming Group NV * (a)
4,744 3,702
PostNL NV
2,632 3,611
Prosus NV *
8,732 323,644
QIAGEN NV *
1,383 63,398
Randstad NV
728 35,046
Redcare Pharmacy NV, 144A *
96 13,350
SBM Offshore NV
847 15,982
Signify NV, 144A
761 18,709
Sligro Food Group NV
133 1,914
Stellantis NV
13,081 218,892
TKH Group NV
239 9,791
TomTom NV *
359 2,070
Universal Music Group NV
5,199 135,801
Number
of Shares Value $
Van Lanschot Kempen NV
185 8,487
Vastned Retail NV REIT
82 2,171
Wereldhave NV REIT
201 3,137
Wolters Kluwer NV
1,540 262,412
(Cost $4,748,546)
5,829,027
Poland — 0.1%
InPost SA *
(Cost $12,263)
1,222 22,504
Portugal — 0.6%
Altri SGPS SA
325 1,766
Banco Comercial Portugues SA,
Class R
57,244 26,317
Corticeira Amorim SGPS SA
254 2,521
CTT-Correios de Portugal SA
648 3,198
EDP SA
19,617 82,315
Galp Energia SGPS SA
2,839 58,873
Greenvolt-Energias Renovaveis
SA *
350 3,211
Jeronimo Martins SGPS SA
1,814 33,567
Mota-Engil SGPS SA
477 1,618
Navigator Co. SA
1,273 5,193
NOS SGPS SA
1,308 5,205
REN - Redes Energeticas
Nacionais SGPS SA
3,425 8,954
Semapa-Sociedade de
Investimento e Gestao
121 1,932
Sonae SGPS SA
3,323 3,482
(Cost $226,287)
238,152
Spain — 7.9%
Acciona SA
174 23,523
Acerinox SA
1,028 10,818
ACS Actividades de
Construccion y Servicios SA
1,133 51,499
Aedas Homes SA, 144A
135 3,723
Aena SME SA, 144A
476 96,079
Almirall SA
586 5,716
Amadeus IT Group SA
2,775 186,933
Atresmedia Corp. de Medios de
Comunicacion SA
427 2,164
Audax Renovables SA *
1,486 3,114
Banco Bilbao Vizcaya Argentaria
SA
35,521 376,551
Banco de Sabadell SA
32,856 70,568
Banco Santander SA
95,497 474,609
Bankinter SA
4,464 39,456
CaixaBank SA
22,487 135,720
Cellnex Telecom SA, 144A *
3,273 126,376
Cia de Distribucion Integral
Logista Holdings SA
405 12,446
CIE Automotive SA
287 8,613
Construcciones y Auxiliar de
Ferrocarriles SA
99 3,792

DBX ETF Trust | 7
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Number
of Shares Value $
Distribuidora Internacional de
Alimentacion SA *
66,953 977
EDP Renovaveis SA
1,910 30,551
eDreams ODIGEO SA *
389 2,894
Enagas SA
1,467 22,638
Ence Energia y Celulosa SA
546 1,877
Endesa SA
2,068 43,662
Faes Farma SA
1,817 7,462
Fluidra SA
593 14,670
Gestamp Automocion SA, 144A
1,555 4,529
Global Dominion Access SA,
144A
512 1,672
Grenergy Renovables SA *
112 4,110
Grifols SA *
1,764 19,538
Iberdrola SA
37,790 535,531
Indra Sistemas SA
573 10,717
Industria de Diseno Textil SA
6,721 363,892
Inmobiliaria Colonial Socimi SA
REIT
1,656 10,388
Laboratorios Farmaceuticos
Rovi SA
111 9,761
Lar Espana Real Estate Socimi
SA REIT
461 4,087
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros
3,394 4,142
Mapfre SA
5,238 13,190
Melia Hotels International SA
546 3,941
Merlin Properties Socimi SA
REIT
2,529 31,003
Neinor Homes SA, 144A *
86 1,264
Pharma Mar SA *
83 3,743
Prosegur Cash SA, 144A
2,598 1,557
Prosegur Cia de Seguridad SA
1,325 2,601
Redeia Corp. SA
2,642 50,174
Repsol SA
7,646 105,268
Sacyr SA
2,532 9,091
Solaria Energia y Medio
Ambiente SA *
461 5,733
Talgo SA, 144A *
542 2,331
Tecnicas Reunidas SA *
183 2,300
Telefonica SA
24,404 110,441
Unicaja Banco SA, 144A
6,704 9,078
Vidrala SA
124 13,529
Viscofan SA
243 16,412
(Cost $2,608,998)
3,106,454
Switzerland — 0.7%
DSM-Firmenich AG
1,177 160,030
STMicroelectronics NV
4,237 134,746
(Cost $327,728)
294,776
United Kingdom — 0.3%
Allfunds Group PLC
2,507 15,048
Number
of Shares Value $
Coca-Cola Europacific Partners
PLC
1,324 106,569
(Cost $95,689)
121,617
TOTAL COMMON STOCKS
(Cost $33,883,991)
38,485,220
PREFERRED STOCKS — 1.2%
Germany — 1.2%
Bayerische Motoren Werke AG
385 33,280
Dr Ing hc F Porsche AG, 144A
715 55,989
Draegerwerk AG & Co. KGaA
70 3,552
Einhell Germany AG
9 611
FUCHS SE
422 17,754
Henkel AG & Co. KGaA
1,072 98,070
Jungheinrich AG
359 11,270
Porsche Automobil Holding SE
976 43,878
Sartorius AG
166 45,764
Schaeffler AG
618 3,204
Sixt SE
132 7,734
STO SE & Co. KGaA
16 2,122
Volkswagen AG
1,277 135,767
(Cost $569,676)
458,995
WARRANTS — 0.0%
Italy — 0.0%
Webuild SpA* (c)
,
expires
8/2/30
(Cost $0)
38 84
Spain — 0.0%
Abengoa SA* (c)
,
expires
3/31/25
(Cost $43)
7,125 0
TOTAL WARRANTS
(Cost $43)
84
EXCHANGE-TRADED FUNDS
— 0.4%
iShares Currency Hedged MSCI
Eurozone ETF(a)
2,350 85,576
iShares MSCI Eurozone ETF
1,450 74,486
(Cost $140,520)
160,062
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 5.21%
(d)(e)
(Cost $97,668)
97,668 97,668

8 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2024 is as follows:
Securities are listed in country of domicile.
Number
of Shares Value $
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
5.24% (d)
(Cost $127,639)
127,639 127,639
Number
of Shares Value $
TOTAL INVESTMENTS — 99.5%
(Cost $34,819,537)
39,329,668
Other assets and liabilities,
net — 0.5%
184,917
NET ASSETS — 100.0%
39,514,585
 * (a)  (b)
Value ($) at
5/31/2024
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2024
Value ($) at
8/31/2024
COMMON STOCKS — 0.5%
Germany — 0.5%
Deutsche Bank AG (b)
196,005 — — — (2,593) — — 11,864 193,412
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 5.21% (d)(e)
27,401 70,267 (f) — — — 568 — 97,668 97,668
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 5.24% (d)
9,347 457,784 (339,492) — — 832 — 127,639 127,639
232,753 528,051 (339,492) — (2,593) 1,400 — 237,171 418,719
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2024 amounted to $92,902, which is 0.2% of net assets.
(b)
Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)
Investment was valued using significant unobservable inputs.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2024.
CVA: Credit Valuation Adjustment
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

DBX ETF Trust | 9
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
At August 31, 2024 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:
At August 31, 2024, open futures contracts purchased were as follows:
At August 31, 2024, the Fund had the following forward foreign currency contracts outstanding:
Currency Abbreviations
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds, Securities
Lending Collateral
and Cash
Equivalents
Financials
7,557,117 19 .4
Industrials
6,996,325 17 .9
Consumer Discretionary
5,318,002 13 .7
Information Technology
5,188,205 13 .3
Health Care
2,852,816 7 .3
Consumer Staples
2,644,383 6 .8
Utilities
2,245,429 5 .8
Materials
2,156,815 5 .6
Communication Services
1,756,358 4 .5
Energy
1,606,063 4 .1
Real Estate
622,786 1 .6
Total
38,944,299 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
†
EURO STOXX 50 Futures
EUR 6 328,786 329,697 9/20/2024 911
† The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of
August 31, 2024.
Settlement Currency To Currency To Unrealized Unrealized
Counterparty Date Deliver Receive Appreciation ( $ )
β
Depreciation ( $ )
β
Bank of America
9/3/2024 EUR 35,942,330 USD 38,950,991 — (785,139)
Bank of America
9/3/2024 EUR 23,000 USD 24,892 — (536)
Bank of America
9/3/2024 USD 629,644 EUR 581,000 12,682 —
Bank of America
9/3/2024 USD 39,166,915 EUR 35,384,330 — (47,684)
Bank of America
10/2/2024 EUR 35,384,330 USD 39,218,894 47,411 —
Bank of America
10/2/2024 USD 119,706 EUR 108,000 — (146)
Total unrealized appreciation (depreciation)
60,093 (833,505)
β
The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2024.
EUR Euro
USD U.S. Dollar

10 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI Eurozone Hedged Equity ETF
(Continued)
August 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DBEZ-PH1
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 38,485,220 $ — $ 0 $ 38,485,220
Preferred Stocks
458,995 — — 458,995
Warrants (a)
— — 84 84
Exchange-Traded Funds
160,062 — — 160,062
Short-Term Investments (a)
225,307 — — 225,307
Derivatives (b)
Forward Foreign Currency Contracts
— 60,093 — 60,093
Futures Contracts
911 — — 911
TOTAL
$ 39,330,495 $ 60,093 $ 84 $ 39,390,672
Liabilities Level 1 Level 2 Level 3 Total
Derivatives (b)
Forward Foreign Currency Contracts
$ — $ (833,505) $ — $ (833,505)
TOTAL
$ — $ (833,505) $ — $ (833,505)
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.